GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
General
GENERAL

Amarantus Bioscience Holdings, Inc. (“Amarantus” and the “Company”) was incorporated on January 14, 2008 in the state of Delaware and was reincorporated in Nevada on March 22, 2013. The Company is a development stage biopharmaceutical drug development holding company dedicated to sourcing high-potential therapeutic and diagnostic platform technologies and aligning their development with complementary biopharmaceutical assets to reduce overall enterprise risk. Through June 30, 2013, the Company has been primarily engaged in biotechnology research and development and raising capital to fund its operations.

Amarantus Bioscience, Inc. (the “Company”) was incorporated on January 14, 2008 in the state of Delaware. The Company is a development stage biopharmaceutical drug development company dedicated to sourcing high-potential therapeutic platform technologies and aligning their development with complementary clinical-stage compounds to reduce overall enterprise risk. Through December 31, 2012, the Company has been primarily engaged in biotechnology research and development and raising capital.